Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10. Fair Value Measurements
GAAP sets forth a definition of fair value, establishes a consistent framework for measuring fair value, and requires disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring
basis. GAAP also clarifies that fair value is an “exit” price, representing the amount that would be received when selling an asset, or paid when transferring a liability, in an orderly transaction between market participants. Fair value is thus a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•
Level 3 – Inputs to the valuation methodology are significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants use in pricing an asset or liability.

A financial instrument’s categorization within this valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following tables present assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at March 31, 2021
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-Related Debt Securities Available for Sale:
GSE certificates	$—	$1,209,318	$—	$—	$1,209,318
GSE CMOs	—	1,986,270	—	—	1,986,270

Total mortgage-related debt securities	$—	$3,195,588	$—	$—	$3,195,588

Other Debt Securities Available for Sale:
U. S. Treasury obligations	$64,998	$—	$—	$—	$64,998
GSE debentures	—	1,368,341	—	—	1,368,341
Asset-backed securities	—	520,773	—	—	520,773
Municipal bonds	—	26,011	—	—	26,011
Corporate bonds	—	882,070	—	—	882,070
Foreign notes	—	25,993			25,993
Capital trust notes	—	94,131	—	—	94,131

Total other debt securities	$64,998	$2,917,319	$—	$—	$2,982,317

Total debt securities available for sale	$64,998	$6,112,907	$—	$—	$6,177,905

Equity securities:
Mutual funds	—	15,801	—	—	15,801

Total equity securities	$—	$15,801	$—	$—	$15,801

Total securities	$64,998	$6,128,708	$—	$—	$6,193,706

Th
e
Company reviews and updates the fair value hierarchy classifications for its assets on a quarterly basis. Changes from one quarter to the next that are related to the observability of inputs for a fair value measurement may result in a reclassification from one hierarchy level to another.
A description of the methods and significant assumptions utilized in estimating the fair values of securities follows:
Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government securities and exchange-traded securities.
If quoted market prices are not available for a specific security, then fair values are estimated by using pricing models. These pricing models primarily use market-based or independently sourced market parameters as inputs, including, but not limited to, yield curves, interest rates, equity or debt prices, and credit spreads. In addition to observable market information, models incorporate transaction details such as maturity and cash flow assumptions. Securities valued in this manner would generally be classified within Level 2 of the valuation hierarchy, and primarily include such instruments as mortgage-related and corporate debt securities.
Periodically, the Company uses fair values supplied by independent pricing services to corroborate the fair values derived from the pricing models. In addition, the Company reviews the fair values supplied by independent pricing services, as well as their underlying pricing methodologies, for reasonableness. The Company challenges pricing service valuations that appear to be unusual or unexpected.
While the Company believes its valuation methods are appropriate, and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair values of certain financial instruments could result in different estimates of fair values at a reporting date.
Assets Measured at Fair Value on a
Non-Recurring
Basis
Certain assets are measured at fair value on a
non-recurring
basis. Such instruments are subject to fair value adjustments under certain circumstances (e.g., when there is evidence of impairment). The following tables present assets and liabilities that were measured at fair value on a non-recurring
basis as of March 31, 2021 and December 31, 2020, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at March 31, 2021 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain nonaccrual loans (1)	$—	$—	$23,172	$23,172
Other assets (2)	—	—	10,583	10,583

Total	$—	$—	$33,755	$33,755

(1)	Represents the fair value of impaired loans, based on the value of the collateral.
(2)
Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity investments without readily determinable fair values. These equity investments are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.

	Fair Value Measurements at December 31, 2020 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain nonaccrual loans (1)	$—	$—	$41,066	$41,066
Other assets (2)	—	—	5,655	5,655

Total	$—	$—	$46,721	$46,721

(1)	Represents the fair value of impaired loans, based on the value of the collateral.
(2)
Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity investments without readily determinable fair values. These equity investments are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.

The fair values of collateral-dependent impaired loans are determined using various valuation techniques, including consideration of appraised values and other pertinent real estate and other market data.
Other Fair Value Disclosures
For the disclosure of fair value information about the Company’s on-
and
off-balance
sheet financial instruments, when available, quoted market prices are used as the measure of fair value. In cases where quoted market prices are not available, fair values are based on present-value estimates or other valuation techniques. Such fair values are significantly affected by the assumptions used, the timing of future cash flows, and the discount rate.
Because assumptions are inherently subjective in nature, estimated fair values cannot be substantiated by comparison to independent market quotes. Furthermore, in many cases, the estimated fair values provided would not necessarily be realized in an immediate sale or settlement of such instruments.
The following tables summarize the carrying values, estimated fair values, and fair value measurement levels of financial instruments that were not carried at fair value on the Company’s Consolidated Statements of Condition at March 31, 2021 and December 31, 2020:

	March 31, 2021
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$2,722,915	$2,722,915	$2,722,915		$—		$—
FHLB stock (1)	698,984	698,984	—		698,984		—
Loans, net	43,068,816	42,433,118	—		—		42,433,118
Financial Liabilities:
Deposits	$34,197,136	$34,215,071	$24,582,838	(2)	$9,632,233	(3)	$—
Borrowed funds	15,758,787	16,475,503	—		16,475,503		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.

	December 31, 2020
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$1,947,931	$1,947,931	$1,947,931		$—		$—
FHLB stock (1)	714,005	714,005	—		714,005		—
Loans, net	42,806,691	42,376,214	—		$—		42,376,214
Financial Liabilities:
Deposits	$32,436,813	$32,466,013	$22,106,133	(2)	$10,359,880	(3)	$—
Borrowed funds	16,083,544	16,794,338	—		16,794,338		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.
The methods and significant assumptions used to estimate fair values for the Company’s financial instruments follow:
Cash and Cash Equivalents
Cash and cash equivalents include cash and due from banks and federal funds sold. The estimated fair values of cash and cash equivalents are assumed to equal their carrying values, as these financial instruments are either due on demand or have short-term maturities.
Securities
If quoted market prices are not available for a specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows. These pricing models primarily use market-based or independently sourced market parameters as inputs, including, but not limited to, yield curves, interest rates, equity or debt prices, and credit spreads. In addition to observable market information, pricing models also incorporate transaction details such as maturities and cash flow assumptions.
Federal Home Loan Bank Stock
Ownership in equity securities of the
FHLB-NY
is generally restricted and there is no established liquid market for their resale. The carrying amount approximates the fair value.
Loans
The Company discloses the fair value of loans measured at amortized cost using an exit price notion. The Company determined the fair value on substantially all of its loans for disclosure purposes, on an individual loan basis. The discount rates reflect current market rates for loans with similar terms to borrowers having similar credit quality on an exit price basis. The estimated fair values of non-performing
mortgage and other loans are based on recent collateral appraisals. For those loans where a discounted cash flow technique was not considered reliable, the Company used a quoted market price for each individual loan.
Deposits
The fair values of deposit liabilities with no stated maturity (i.e., interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing
accounts) are equal to the carrying amounts payable on demand. The fair values of CDs represent contractual cash flows, discounted using interest rates currently offered on deposits with similar characteristics and remaining maturities. These estimated fair values do not include the intangible value of core deposit relationships, which comprise a significant portion of the Company’s deposit base.
Borrowed Funds
The estimated fair value of borrowed funds is based either on bid quotations received from securities dealers or the discounted value of contractual cash flows with interest rates currently in effect for borrowed funds with similar maturities and structures.
Off-Balance
Sheet Financial Instruments
The fair values of commitments to extend credit and unadvanced lines of credit are estimated based on an analysis of the interest rates and fees currently charged to enter into similar transactions, considering the remaining terms of the commitments and the creditworthiness of the potential borrowers. The estimated fair values of such off-balance
sheet financial instruments were insignificant at March 31, 2021 and December 31, 2020.

NOTE 16: FAIR VALUE MEASUREMENTS
GAAP sets forth a definition of fair value, establishes a consistent framework for measuring fair value, and requires disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring
basis. GAAP also clarifies that fair value is an “exit” price, representing the amount that would be received when selling an asset, or paid when transferring a liability, in an orderly transaction between market participants. Fair value is thus a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•
Level 3 — Inputs to the valuation methodology are significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants use in pricing an asset or liability.

A financial instrument’s categorization within this valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables present assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020 and 2019, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at December 31, 2020
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-related Debt Securities Available for Sale:
GSE certificates	$—	$1,209,610	$—	$—	$1,209,610
GSE CMOs	—	1,828,715	—	—	1,828,715

Total mortgage-related debt securities	$—	$3,038,325	$—	$—	$3,038,325

Other Debt Securities Available for Sale:
U. S. Treasury obligations	$64,985	$—	$—	$—	$64,985
GSE debentures	—	1,158,302	—	—	1,158,302
Asset-backed securities	—	527,099	—	—	527,099
Municipal bonds	—	26,311	—	—	26,311
Corporate bonds	—	882,226	—	—	882,226
Foreign notes	—	25,538	—	—	25,538
Capital trust notes	—	90,547	—	—	90,547

Total other debt securities	$64,985	$2,710,023	$—	$—	$2,775,008

Total debt securities available for sale	$64,985	$5,748,348	$—	$—	$5,813,333

Equity securities:			—	—
Preferred stock	$15,493	$—	$—	$—	$15,493
Mutual funds	—	16,083	—	—	16,083

Total equity securities	$15,493	$16,083	$—	$—	$31,576

Total securities	$80,478	$5,764,431	$—	$—	$5,844,909

	Fair Value Measurements at December 31, 2019
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-Related Debt Securities Available for Sale:
GSE certificates	$—	$1,552,623	$—	$—	$1,552,623
GSE CMOs	—	1,801,112	—	—	1,801,112

Total mortgage-related debt securities	$—	$3,353,735	$—	$—	$3,353,735

Other Debt Securities Available for Sale:
U.S. Treasury obligations	$41,839	$—	$—	$—	$41,839
GSE debentures	—	1,094,240	—	—	1,094,240
Asset-backed securities	—	373,254	—	—	373,254
Municipal bonds	—	26,892	—	—	26,892
Corporate bonds	—	867,182	—	—	867,182
Capital trust notes	—	95,915	—	—	95,915

Total other debt securities	$41,839	$2,457,483	$—	$—	$2,499,322

Total debt securities available for sale	$41,839	$5,811,218	$—	$—	$5,853,057

Equity securities:			—	—
Preferred stock	$15,414	$—	$—	$—	$15,414
Mutual funds and common stock	—	17,416	—	—	17,416

Total equity securities	$15,414	$17,416	$—	$—	$32,830

Total securities	$57,253	$5,828,634	$—	$—	$5,885,887

The Company reviews and updates the fair value hierarchy classifications for its assets on a quarterly basis. Changes from one quarter to the next that are related to the observability of inputs for a fair value measurement may result in a reclassification from one hierarchy level to another.
A description of the methods and significant assumptions utilized in estimating the fair values of securities follows:
Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government securities and exchange-traded securities.
If quoted market prices are not available for a specific security, then fair values are estimated by using pricing models. These pricing models primarily use market-based or independently sourced market parameters as inputs, including, but not limited to, yield curves, interest rates, equity or debt prices, and credit spreads. In addition to observable market information, models incorporate transaction details such as maturity and cash flow assumptions. Securities valued in this manner would generally be classified within Level 2 of the valuation hierarchy, and primarily include such instruments as mortgage-related and corporate debt securities.
Periodically, the Company uses fair values supplied by independent pricing services to corroborate the fair values derived from the pricing models. In addition, the Company reviews the fair values supplied by independent pricing services, as well as their underlying pricing methodologies, for reasonableness. The Company challenges pricing service valuations that appear to be unusual or unexpected.
While the Company believes its valuation methods are appropriate, and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair values of certain financial instruments could result in different estimates of fair values at a reporting date.
Fair Value Option
Gains and Losses Included in Income for Assets Where the Fair Value Option Has Been Elected
The assets accounted for under the fair value option are initially measured at fair value. Gains and losses from the initial measurement and subsequent changes in fair value are recognized in earnings. The following table presents the changes in fair value related to initial measurement, and the subsequent changes in fair value included in earnings, for MSRs for the periods indicated:

	(Loss) Gain Included in Mortgage Banking Income from Changes in Fair Value (1)
	For the Twelve Months Ended December 31,
(in thousands)	2020	2019	2018
Loans held for sale	$—	$—	$—
Mortgage servicing rights	—	—	(224)

Total loss	$—	$—	$(224)

(1)	Included in “Non-interest income.”
Assets Measured at Fair Value on a
Non-Recurring
Basis
Certain assets are measured at fair value on a
non-recurring
basis. Such instruments are subject to fair value adjustments under certain circumstances (e.g., when there is evidence of impairment). The following tables present assets that were measured at fair value on a non-recurring
basis as of December 31, 2020 and 2019, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at December 31, 2020 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain loans (1)	$—	$—	$41,066	$41,066
Other assets (2)	—	—	5,655	5,655

Total	$—	$—	$46,721	$46,721

(1)	Represents the fair value of certain loans individually assessed for impairment, based on the value of the collateral.
(2)
Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity securities without readily determinable fair values. These equity securities are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.

	Fair Value Measurements at December 31, 2019 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain impaired loans (1)	$—	$—	$42,767	$42,767
Other assets (2)	—	—	1,481	1,481

Total	$—	$—	$44,248	$44,248

(1)	Represents the fair value of impaired loans, based on the value of the collateral.
(2)	Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets.
The fair values of collateral-dependent impaired loans are determined using various valuation techniques, including consideration of appraised values and other pertinent real estate and other market data.
Other Fair Value Disclosures
For the disclosure of fair value information about the Company’s on-
and
off-balance
sheet financial instruments, when available, quoted market prices are used as the measure of fair value. In cases where quoted market prices are not available, fair values are based on present-value estimates or other valuation techniques. Such fair values are significantly affected by the assumptions used, the timing of future cash flows, and the discount rate.
Because assumptions are inherently subjective in nature, estimated fair values cannot be substantiated by comparison to independent market quotes. Furthermore, in many cases, the estimated fair values provided would not necessarily be realized in an immediate sale or settlement of such instruments.
The following tables summarize the carrying values, estimated fair values, and fair value measurement levels of financial instruments that were not carried at fair value on the Company’s Consolidated Statements of Condition at December 31, 2020 and 2019:

	December 31, 2020
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$1,947,931	$1,947,931	$1,947,931		$—		$—
FHLB stock (1)	714,005	714,005	—		714,005		—
Loans and leases, net	42,806,691	42,376,214	—		—		42,376,214
Financial Liabilities:
Deposits	$32,436,813	$32,466,013	$22,106,133	(2)	$10,359,880	(3)	$—
Borrowed funds	16,083,544	16,794,338	—		16,794,338		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.

	December 31, 2019
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$741,870	$741,870	$741,870		$—		$—
FHLB stock (1)	647,562	647,562	—		647,562		—
Loans and leases, net	41,746,517	41,699,929	—		—		41,699,929
Financial Liabilities:
Deposits	$31,657,132	$31,713,945	$17,442,274	(2)	$14,271,671	(3)	$—
Borrowed funds	14,557,593	14,882,776	—		14,882,776		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.
The methods and significant assumptions used to estimate fair values for the Company’s financial instruments follow:
Cash and Cash Equivalents
Cash and cash equivalents include cash and due from banks and federal funds sold. The estimated fair values of cash and cash equivalents are assumed to equal their carrying values, as these financial instruments are either due on demand or have short-term maturities.
Securities
If quoted market prices are not available for a specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows. These pricing models primarily use market-based or independently sourced market parameters as inputs, including, but not limited to, yield curves, interest rates, equity or debt prices, and credit spreads. In addition to observable market information, pricing models also incorporate transaction details such as maturities and cash flow assumptions.
Federal Home Loan Bank Stock
Ownership in equity securities of the FHLB is generally restricted and there is no established liquid market for their resale. The carrying amount approximates the fair value.
Loans
The Company discloses the fair value of loans measured at amortized cost using an exit price notion. The Company determined the fair value on substantially all of its loans for disclosure purposes, on an individual loan basis. The discount rates reflect current market rates for loans with similar terms to borrowers having similar credit quality on an exit price basis. The estimated fair values of non-performing
mortgage and other loans are based on recent collateral appraisals. For those loans where a discounted cash flow technique was not considered reliable, the Company used a quoted market price for each individual loan.
Deposits
The fair values of deposit liabilities with no stated maturity (i.e., interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing
accounts) are equal to the carrying amounts payable on demand. The fair values of CDs represent contractual cash flows, discounted using interest rates currently offered on deposits with similar characteristics and remaining maturities. These estimated fair values do not include the intangible value of core deposit relationships, which comprise a portion of the Company’s deposit base.
Borrowed Funds
The estimated fair value of borrowed funds is based either on bid quotations received from securities dealers or the discounted value of contractual cash flows with interest rates currently in effect for borrowed funds with similar maturities and structures.
Off-Balance
Sheet Financial Instruments
The fair values of commitments to extend credit and unadvanced lines of credit are estimated based on an analysis of the interest rates and fees currently charged to enter into similar transactions, considering the remaining terms of the commitments and the creditworthiness of the potential borrowers. The estimated fair values of such off-balance
sheet financial instruments were insignificant at December 31, 2020 and 2019.